WYNSTONE FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2001

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    CONTENTS


    Report of Independent Auditors.........................................    1
    Statement of Assets, Liabilities and Members' Capital..................    2
    Statement of Operations................................................    3
    Statement of Changes in Members' Capital - Net Assets..................    4
    Notes to Financial Statements..........................................    5
    Schedule of Portfolio Investments......................................   13
    Schedule of Securities Sold, Not Yet Purchased.........................   16
    Schedule of Written Options............................................   17

 ERNST & YOUNG        [ ] ERNST & YOUNG LLP           [ ] Phone: (212) 773-3000
                          787 Seventh Avenue              www.ey.com
                          New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS

To the Members of
  Wynstone Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Wynstone Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased and written options, as of December 3 1, 2001, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Wynstone Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                  /s/ ERNST & YOUNG LLP

February 8, 2002

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

ASSETS

Cash and cash equivalents                                            $14,157
Investments in securities, at market (cost - $9,041)                  10,424
Receivable for investment securities sold                                874
Due from broker                                                          702
Dividends receivable                                                      36
Interest receivable                                                       15
                                                                     -------

       TOTAL ASSETS                                                   26,208
                                                                     -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $453)          507
Options written, at market (premiums - $107)                              41
Withdrawals payable                                                    3,114
Payable for investment securities purchased                              348
Administration fees payable                                               21
Accrued expenses                                                          90
                                                                     -------

       TOTAL LIABILITIES                                               4,121
                                                                     -------

             NET ASSETS                                              $22,087
                                                                     =======

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                            $20,693
Net unrealized appreciation on investments                             1,394
                                                                     -------

       MEMBERS' CAPITAL - NET ASSETS                                 $22,087
                                                                     =======

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                         DECEMBER 31, 2001

INVESTMENT INCOME
    Interest                                                                   $   325
    Dividends                                                                      283
                                                                               -------
                                                                                   608
                                                                               -------
EXPENSES
       Administration fees                                                         226
       Professional fees                                                           137
       Accounting and investor services fees                                        77
       Custodian fees                                                               47
       Board of Managers' fees and expenses                                         24
       Dividends on securities sold, not yet purchased                               7
       Insurance expense                                                             5
       Miscellaneous                                                                25
                                                                               -------
       TOTAL EXPENSES                                                              548
                                                                               -------

       NET INVESTMENT INCOME                                                        60
                                                                               -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) FROM:
       Investment securities                                                     2,794
       Written options                                                             458
       Securities sold, not yet purchased                                          (14)
                                                                               -------

    NET REALIZED GAIN ON INVESTMENTS                                             3,238

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                        (1,780)
                                                                               -------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        1,458
                                                                               -------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $ 1,518
                                                                               =======

The accompanying notes are an integral part of these financial statements.
                                      -3-

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                YEAR ENDED        YEAR ENDED
                                             DECEMBER 31, 2001 DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES

    Net investment income (loss)                  $     60          $    (77)
    Net realized gain on investments                 3,238             1,190
    Net change in unrealized appreciation
        on investments                              (1,780)            3,587
                                                  --------          --------

       INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES        1,518             4,700

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                            6,621             3,805
    Capital withdrawals                             (3,911)           (3,008)
                                                  --------          --------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS        2,710               797

       MEMBERS' CAPITAL AT BEGINNING OF YEAR        17,859            12,362
                                                  --------          --------

       MEMBERS' CAPITAL AT END OF YEAR            $ 22,087          $ 17,859
                                                  ========          ========

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999, the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market, generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2001, $14,120,369 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $327,834 and $4,433,574 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2001, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $14,606 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the year ended December 31, 2001, there was an Incentive Allocation to the Special Advisory Account in the amount of $304,312.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One manager, Howard Singer, is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $23,801.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and  in   that   capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $15,443,880 and $18,640,141, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $1,393,763, consisting of $1,471,864 gross unrealized appreciation and $78,101 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2001.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2001, and for the year then ended, the Company had no margin borrowings.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2001.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2001, transactions in purchased options were as follows:


                                                      CALL OPTIONS
                                        ----------------------------------------
                                              NUMBER
                                           OF CONTRACTS             COST
                                           ------------             ----
         Beginning balance                      22             $    13,816
         Options purchased                      --                    --
         Options closed                        (22)                (13,816)
                                            -----------        --------------
         Options outstanding at
            December 31, 2001                   --             $      --
                                            ===========        ==============

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2001, transactions in written options were as follows:

                                                    CALL OPTIONS                          PUT OPTIONS
                                           ------------------------------       ------------------------------
                                              NUMBER             AMOUNT            NUMBER            AMOUNT
                                           OF CONTRACTS       OF PREMIUMS       OF CONTRACTS       OF PREMIUMS
                                           ------------       -----------       ------------       -----------
         Beginning balance                     1,375          $   540,332              --           $      --
         Options written                       2,499            1,067,967           1,359             343,566
         Options closed                       (3,458)          (1,470,062)         (1,001)           (255,206)
         Options expired                        (224)             (60,986)           (227)            (58,414)
                                              ------          -----------          ------           ---------
         Options outstanding at
            December 31, 2001                    192          $    77,251             131           $  29,946
                                              ======          ===========          ======           =========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                   NOVEMBER 16, 1998
                                                                                                                    (COMMENCEMENT OF
                                                     YEAR ENDED            YEAR ENDED            YEAR ENDED          OPERATIONS) TO
                                                 DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
                                                 -----------------     -----------------     -----------------     -----------------

     Net assets, end of period (000)                  $22,087               $17,859               $12,362               $10,748
     Ratio of net investment income (loss)
            to average net assets                       0.27%                (0.52%)               (1.73%)               (8.39%)*
     Ratio of  expenses to average net assets           2.48%                 3.11%                 3.86%                13.39%*
     Portfolio turnover                               122.19%               136.99%               201.05%                10.75%
     Total return**                                     5.72%                29.04%                (5.58%)               (1.40%)

      *    Annualized.
     **    Total  return  assumes a purchase of an  interest in the Company on the first day and a sale of the  interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENT

         Effective January 1, 2002 and February 1, 2002, respectively, the Company received initial and additional capital contributions from members of $275,000 and $584,000, respectively.

         During January 2002, the Adviser withdrew $304,312 representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2001.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001
 SHARES                                                           MARKET VALUE
          COMMON STOCK - 47.19%
             COMMERCIAL BANKS - CENTRAL U.S. - 2.65%
   9,400      Cullen/Frost Bankers, Inc.                          $   290,272
   5,600      Prosperity Bancshares, Inc.                             151,144
   3,800      Texas Regional Bancshares, Inc., Class A                143,830
                                                                  -----------
                                                                      585,246
                                                                  -----------

             COMMERCIAL BANKS - EASTERN U.S. - 4.46%
  17,800      Banknorth Group, Inc.                                   400,856
   1,300      Commerce Bancorp, Inc.                                   51,142
   7,309      M&T Bank Corp.                                          532,470
                                                                  -----------
                                                                      984,468
                                                                  -----------

             COMMERCIAL BANKS - SOUTHERN U.S. - 7.59%
  23,700      Compass Bancshares, Inc.                         (a)    670,710
  12,400      Hibernia Corp., Class A                                 220,596
  29,100      National Commerce Financial Corp.                       736,230
   1,686      United Bankshares, Inc.                                  48,658
                                                                  -----------
                                                                    1,676,194
                                                                  -----------

             COMMERCIAL BANKS - WESTERN U.S. - 3.83%
   6,600      CVB Financial Corp.                                     154,440
   9,933      Greater Bay Bancorp.                                    283,885
   2,200      UCBH Holdings, Inc.                                      62,568
   7,677      Umpqua Holdings Corp.                                   103,642
   4,600      Zions Bancorp.                                          241,868
                                                                  -----------
                                                                      846,403
                                                                  -----------

             DIVERSIFIED FINANCIAL SERVICES - 2.29%
  10,027      Citigroup, Inc.                                         506,163
                                                                  -----------

             FIDUCIARY BANKS - 2.32%
  13,600      Mellon Financial Corp.                                  511,632
                                                                  -----------

The accompanying notes are an integral part of these financial statements.
                                      -13-

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001
 SHARES                                                           MARKET VALUE
          COMMON STOCK - (CONTINUED)
             FINANCE - INVESTMENT BANKER/BROKER - 1.09%
   4,600      Merrill Lynch & Co., Inc.                           $   239,752
                                                                  -----------

             INSURANCE BROKERS - 1.12%
  10,500      Willis Group Holdings, Ltd.*                            247,275
                                                                  -----------

             INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.02%
   7,100      Federated Investors, Inc., Class B                      226,348
                                                                  -----------

             LIFE/HEALTH INSURANCE - 2.61%
   8,800      John Hancock Financial Services, Inc.                   363,440
   6,400      Reinsurance Group of America, Inc.                      212,992
                                                                  -----------
                                                                      576,432
                                                                  -----------

             MONEY CENTER BANKS - 1.87%
  13,200      Wachovia Corp.                                          413,952
                                                                  -----------

             REITS - MORTGAGES - 2.14%
  18,700      America First Mortgage Investments, Inc.                163,625
  19,255      Annaly Mortgage Management, Inc.                        308,080
                                                                  -----------
                                                                      471,705
                                                                  -----------

             S&L/THRIFTS - CENTRAL U.S. - 0.00%
       1      Charter One Financial, Inc.                                  27
                                                                  -----------

             S&L/THRIFTS - EASTERN U.S. - 1.76%
     100      Dime Bancorp, Inc.                                        3,608
  11,200      New York Community Bancorp, Inc.                        256,144
  10,600      Sovereign Bancorp, Inc.                                 129,744
                                                                  -----------
                                                                      389,496
                                                                  -----------

The accompanying notes are an integral part of these financial statements.
                                      -14-

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001
 SHARES                                                           MARKET VALUE
          COMMON STOCK - (CONTINUED)
             S&L/THRIFTS - WESTERN U.S. - 1.33%
   5,000      Golden West Financial Corp.                         $   294,250
                                                                  -----------

             SUPER - REGIONAL BANKS - U.S. - 11.11%
   7,100      Bank One Corp.                                          277,255
   9,300      KeyCorp                                                 226,362
   7,400      PNC Financial Services Group                            415,880
   8,054      SunTrust Banks, Inc.                                    504,986
  26,180      U.S. Bancorp                                            547,947
   4,128      Union Planters Corp.                                    186,297
   6,800      Wells Fargo & Co.                                       295,596
                                                                  -----------
                                                                    2,454,323
                                                                  -----------

              TOTAL INVESTMENTS (COST $9,041,408) - 47.19%         10,423,666
                                                                  ===========

              OTHER ASSETS LESS LIABILITIES - 52.81%**             11,663,772
                                                                  -----------

              NET ASSETS - 100.00%                                $22,087,438
                                                                  ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and written options.
* Non-income producing security.
** Includes $14,120,369 invested in a PNC Bank Money Market Account, which is 63.93% of net assets.

The accompanying notes are an integral part of these financial statements.
                                      -15-

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001
 SHARES                                                           MARKET VALUE
          SECURITIES SOLD, NOT YET PURCHASED  - (2.30%)
             COMMERCIAL BANKS-EASTERN US - (1.11%)
   6,200      Commerce Bancorp, Inc.                              $  (243,908)
                                                                  -----------

             INDEX FUND - (1.19%)
  10,009      Financial Select Sector SPDR Fund                      (263,237)
                                                                  -----------

             TOTAL SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $452,608)                                 $ (507,145)
                                                                  ===========

The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                                      DECEMBER 31, 2001
NUMBER OF                                                                MARKET VALUE
CONTRACTS
         WRITTEN CALL OPTIONS - (0.14%)
            COMMERCIAL BANKS - WESTERN U.S. - (0.04%)
     22      UCBH Holdings, Inc., 01/19/02, $25.00                        $ (7,700)
                                                                          --------

            LIFE/HEALTH INSURANCE - (0.07%)
     88      John Hancock Financial Services, Inc., 01/19/02, $40.00       (16,280)
                                                                          --------

            S&L/THRIFTS - EASTERN U.S. - (0.03%)
     78      New York Community Bancorp, Inc., 01/19/02, $23.375            (7,020)
                                                                          --------

            S&L/THRIFTS - WESTERN US - (0.00%)
      4      Golden West Financial Corp., 02/16/02, $65.00                    (320)
                                                                          --------

            TOTAL WRITTEN CALL OPTIONS (PREMIUMS $77,251)                  (31,320)
                                                                          =========

         WRITTEN PUT OPTIONS - (0.05%)
            FIDUCIARY BANKS - (0.00%)
     24      Investors Financial Services Corp., 01/19/02, $55.00             (960)
                                                                          --------

            S&L THIFTS - EASTERN US - (0.04%)
     62      New York Community Bancorp, Inc., 04/20/02, $20.00             (7,750)
                                                                          --------

            S&L/THRIFTS - WESTERN US - (0.01%)
     45      Golden West Financial Corp., 02/16/02, $45.00                  (1,125)
                                                                          --------


                    TOTAL WRITTEN PUT OPTIONS (PREMIUMS $29,946)            (9,835)
                                                                          =========

                    TOTAL WRITTEN OPTIONS (PREMIUMS $107,197)             $(41,155)
                                                                          =========

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTIONALLY BLANK.

WYNSTONE FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NUMBER OF
                                                                                                                   PORTFOLIOS IN
                               TERM OF OFFICE                                                                       FUND COMPLEX
   NAME, AGE, ADDRESS AND       AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY     TIME SERVED          OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER                 MANAGER
----------------------------     -----------          ------------------------------------------------                 -------
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51             Indefinite;      Director, Richard Lounsbery Foundation (1998 to Present);               4
Rockefeller University         Since Inception    Director, Program for the Human Environment and Senior
Mail Stop 234                                     Research Associate, The Rockefeller University
1230 York Avenue                                  (1993 to Present);
New York, New York 10021                          Program Director, Alfred P. Sloan Foundation
Manager                                           (1994 to Present);
                                                  Adjunct Scientist, Woods Hole Oceanographic Institution
                                                  (1995 to Present);
                                                  Member of the Board of Managers of Stratigos Fund, L.L.C.,
                                                  Whistler Fund, L.L.C. and Xanthus Fund, L.L.C., which are
                                                  affiliates.

------------------------------------------------------------------------------------------------------------------------------------
Charles F. Barber, 85            Indefinite;      Consultant, Former Chairman of the Board, ASARCO Incorporated;          4
66 Glenwood Drive              Since Inception    Director of 16 investment companies advised by Salomon Brothers
Greenwich, CT 06839                               Asset Management, Inc.;
Manager                                           Member of the Board of Managers of Stratigos Fund, L.L.C.,
                                                  Whistler Fund, L.L.C. and Xanthus Fund, L.L.C.,
                                                  which are affiliates;
                                                  Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.,
                                                  which are affiliates.

------------------------------------------------------------------------------------------------------------------------------------
Paul Belica, 81                  Indefinite;      Director/Trustee of four investment companies advised by PIMCO          4
359 Cedar Drive West           Since Inception    (2000 to Present);
Briarcliff Manor, NY 10501                        Advisor, Salomon Smith Barney Inc. (1988  to 2000);
Manager                                           Director, Deck House Inc. (1970 to 1999);
                                                  Director, Central European Value Fund (1994 to 1999);
                                                  Director, Surety Loan Funding Corporation (1998 to Present);
                                                  Member of the Board of Managers of Stratigos Fund, L.L.C.,
                                                  Whistler Fund, L.L.C. and Xanthus Fund, L.L.C., which are
                                                  affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38             Indefinite;      Managing Director, Asset Management, CIBC World Markets Corp.;          8
CIBC World Markets Corp.       Since April 2000   Principal Individual General Partner of Augusta Partners, L.P.
622 Third Avenue, 8th Floor                       and Troon Partners, L.P., which are affiliates;
New York, New York 10017                          Member of the Board of Managers of Sawgrass Fund, L.L.C.,
Principal Manager                                 Alyeska Fund, L.L.C., Stratigos Fund, L.L.C., Whistler Fund,
                                                  L.L.C. and Xanthus Fund, L.L.C., which are affiliates;
                                                  Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.,
                                                  which are affiliates;
                                                  Member of the Management Board of Deauville Europe Fund, L.L.C.,
                                                  which is an affiliate.
------------------------------------------------------------------------------------------------------------------------------------